Related Parties - Schedule of Warrants that were Exercised, Granted and Accepted in Aggregate by the Four Members (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Parties [Abstract]
Number of warrants exercised	0	0	0
Number of new warrants granted and accepted	1,125,000	220,000	220,000
Annualized IFRS cost for existing warrants (in Dollars)	$ 1,029,000	$ 909,000	$ 863,000